Share-based Payments - Additional Information (Details)		12 Months Ended
	Jul. 08, 2019 shares $ / shares	Mar. 31, 2020 CAD ($) shares yr mo $ / shares	Mar. 31, 2019 CAD ($) shares $ / shares	Mar. 31, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation expense		$ 15,787,235	$ 3,088,053
Condition to purchase common shares		at an exercise price equal to at least 100% of the Market Price (as defined below) of the Common Shares on the grant date
Number of outstanding unvested options vested with accelerated vesting date | shares	638,493
Number of forfeited unvested options | shares	510,794
Stock-based compensation recognized		$ 16,471,766	3,712,415
Share-based compensation		$ 16,471,766	$ 3,712,415
Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum percent of option issuable		2.00%
Number of forfeited unvested options | shares		1,139,179	26,000
Weighted average fair value of options granted to employees		$ 2.37	$ 2.05
Number of options granted | shares		1,597,939	333,062
Stock-based compensation recognized		$ 4,075,689	$ 3,577,748
Weighted average exercise price, Granted | $ / shares		$ 5.35	$ 4.59
Share-based compensation		$ 4,075,689	$ 3,577,748
Stock Option Plan | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options term | yr		10
Percentage of common shares issued and outstanding		25.00%
Percent of stock common shares issuable to single holder		20.00%
Stock Option Plan | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period | mo		18
Non-market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted to employees		$ 17,011,365
Number of options granted | shares	3,500,000	3,500,000
Stock-based compensation recognized		$ 747,124
Weighted average exercise price, Granted | (per share)	$ 4.43	$ 5.90
Expiration date	Jul. 08, 2029
Vesting period	10 years
Description of vesting requirements for share-based payment arrangement		recognition of the expense related to the two first tranches over a longer number of years, ranging from 7.7 to 9.7 years	The options vest after a two-year minimum service period and the attainment of market performance conditions within the following three years.
Period over which expense will be recognized		9 years 8 months 12 days
Estimated fair value to be expensed		$ 9,720,798
Achievement expense of fair value		747,128
Remaining fair value at measurement date to be recognized		8,973,670
Share-based compensation		$ 747,124
Non-market Performance Options | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		9 years 8 months 12 days
Non-market Performance Options | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		7 years 8 months 12 days
Market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted to employees		$ 23,614,977
Number of options granted | shares	5,500,000	5,500,000
Stock-based compensation recognized		$ 2,260,597	$ 40,942
Weighted average exercise price, Granted | (per share)	$ 4.43	$ 5.88
Expiration date	Jul. 08, 2029
Vesting period	10 years
Description of vesting requirements for share-based payment arrangement	These options vest after the attainment of market performance conditions within the following ten years
Period over which expense will be recognized		9 years 9 months 10 days
Number of options vested | shares	750,000
Unrecognized compensation cost		$ 21,354,380
Share-based compensation		2,260,597	40,942
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized		$ (14,445)	$ 93,725
Number of share options outstanding in share-based payment arrangement | shares		48,313	448,387	570,752
Number of other equity instruments exercised or vested in share-based payment arrangement | shares		6,596
Number of other equity instruments exercised or vested in share based payment arrangement upon services to be render 12 months from date of grant | shares		11,058
Number of other equity instruments exercised or vested in share based payment arrangement after completion of service | shares		2,583
Number of other equity instruments exercised or vested in share based payment arrangement granted for past services. | shares		28,076
Weighted average fair value | $ / shares		$ 5.60	$ 3.79
Share-based compensation		$ (14,445)	$ 93,725
Weighted average fair value | $ / shares		$ 5.60	$ 3.79
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized		$ 9,525,623	$ 0
Unrecognized compensation cost		$ 6,718,656
Number of share options outstanding in share-based payment arrangement | shares		2,099,998
Weighted average fair value | $ / shares		$ 5.80
Share-based compensation		$ 9,525,623	$ 0
Weighted average fair value | $ / shares		$ 5.80
Vice-President & Chief Financial Officer
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation expense		$ 264,274
CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation expense		32,854
CEO | Non-market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted to employees		$ 4.86
Non Employees | Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares		100,000
CEO | Market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted to employees		$ 4.29